Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	The Kroger Co.
Entity Central Index Key	0000056873
Amendment Flag	false
401(k) Retirement Savings Account Plan
Document Information [Line Items]
Document Type	11-K
Entity Tax Identification Number	31-0345740
Amendment Flag	false